SUPPLEMENT DATED MARCH 8, 2013
To the variable annuity prospectuses of:

Allianz VisionSM
Allianz VisionSM New York
Allianz ConnectionsSM
Allianz Retirement ProSM
Allianz Retirement ProSM New York
Allianz Retirement AdvantageSM
Allianz Retirement AdvantageSM New York
Allianz High Five®
Allianz High Five® L
Allianz Alterity®
Allianz Rewards®
Valuemark® II

ISSUED BY

Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York
and Allianz Life Variable Account B or Allianz Life of NY Variable Account C (collectively, “Allianz Life”)

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
At a meeting held December 5, 2012, the Board of Trustees of the Allianz Variable Insurance Products Trust and the Allianz Variable Insurance Products Fund of Funds Trust approved the mergers of the following Acquired Funds into the corresponding Acquiring Funds.

Acquired Fund	Acquiring Fund
AZL® Allianz AGIC Opportunity Fund	AZL® Oppenheimer Discovery Fund
AZL MVP FusionSM Balanced Fund	AZL FusionSM Balanced Fund
AZL MVP FusionSM Moderate Fund	AZL FusionSM Moderate Fund

Completion of the mergers is subject to a number of conditions, including approval by shareholders of the Acquired Funds.  It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Funds in the first quarter of 2013, and that a special meeting of shareholders to consider the mergers will be held in the second quarter of 2013.  Subject to satisfaction of these and other conditions of the mergers, it is anticipated that the mergers will become effective as soon as practicable following shareholder approval.

2.	On or about April 29, 2013, the following investment option name changes are effective.

Name effective on or about April 29, 2013	Previous Name
AZL MVP FusionSM Balanced Fund	AZL FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund	AZL FusionSM Conservative Fund
AZL MVP FusionSM Growth Fund	AZL FusionSM Growth Fund
AZL MVP FusionSM Moderate Fund	AZL FusionSM Moderate Fund

PRO-019-0512